WIRELESS MAINGATE AB Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jan. 16, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 156,488		$ 103,966	$ 102,718
Wireless Maingate [Member]
Business Acquisition [Line Items]
Cash		$ 3,139
Accounts receivable		2,795
Prepaid and other assets		270
Inventory		75
Property and equipment		275
Identifiable intangible assets		50,231
Goodwill		45,593
Total Assets Acquired		102,378
Accounts payable and accrued liabilities		4,437
Deferred revenue		172
Deferred income tax		6,181
Fair value of net assets acquired		$ 91,588